INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES
INVENTORIES

3. INVENTORIES

Inventories consisted of the following:

	December 31,
	2011	2012
Raw materials	10,861	19,731
Work in progress	—	—
Finished goods	25,234	32,276
	36,095	52,007

As of December 31, 2011 and 2012, the carrying value of finished goods held by distributors for which they hold title were USD5,819 and USD6,336, respectively. For the years ended December 31, 2010, 2011 and 2012, inventory write-downs in raw materials and finished goods of USD3,120, USD11,037 and USD 7,232 respectively, were included in the “cost of revenue”.

As of December 31, 2011 and 2012, USD 8,479 and USD8,086 of the Company’s inventory had been written down to zero balance, respectively. The movement of inventory write-downs for the years ended December 31, 2010, 2011 and 2012 is as follows:

	For the Year Ended December 31,
	2010	2011	2012
Beginning of year	3,442	4,914	9,062
Addition during the year	3,120	11,037	7,232
Transfer-in from accrual for loss on firm, noncancelable, and unconditional purchase commitments that have been recognized previously	1,536	—	198
Write-off during the year	(3,184)	(6,889)	(6,893)

End of year	4,914	9,062	9,599